Changes in accounting standards	12 Months Ended
Dec. 31, 2024
Disclosure of voluntary change in accounting policy [abstract]
Changes in accounting standards [Text Block]

4. Changes in accounting standards

(a)  Accounting standards adopted during the year

There were no new accounting standards effective January 1, 2024 that impacted these consolidated financial statements.

(b) Accounting standards and amendments issued but not yet adopted

The following standards and interpretations, which may be applicable to the Company, have been issued but are not yet effective as of December 31, 2024:

IFRS 18

On April 9, 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements, a new standard on presentation and disclosure in financial statements with a focus on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to: the structure of the statement of profit or loss; required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity's financial statements; and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general. IFRS 18 will not impact the recognition or measurement of items in the financial statements, but may change what an entity reports as its 'operating profit or loss'. IFRS 18 will apply for reporting periods beginning on or after January 1, 2027 and also applies to comparative information. The Company is evaluating how IFRS 18 will impact the disclosures in its consolidated financial statements in future periods.

IFRS 7 and 9

In May 2024, the IASB issued amendments to the classification and measurement of financial instruments (IFRS 7 and IFRS 9), which included clarification that a financial liability is derecognized on the ‘settlement date’; an accounting policy option to derecognize financial liabilities that are settled through an electronic payment system before settlement date if certain conditions are met; clarification on how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance-linked features; and requires additional disclosures under IFRS 7 for financial assets and liabilities with contractual terms that reference a contingent event. The amendments to IFRS 7 and IFRS 9 will be effective for annual reporting periods beginning on or after January 1, 2026. The amendments to IFRS 7 and IFRS 9 are not expected to have a material impact on the Company’s consolidated financial statements.